Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation Adjustments (Details) - Hong Kong	Jun. 30, 2026	Jun. 30, 2025
Schedule of Foreign Currency Translation Adjustments [Line Items]
Foreign currency transaction	7.8	7.8
Foreign Exchange Contract [Member]
Schedule of Foreign Currency Translation Adjustments [Line Items]
Foreign currency transaction	7.8	7.8